Expense Example - NovaTide Flexible Allocation ETF [Member]	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 202
Expense Example, with Redemption, 3 Years	$ 624